Scope of consolidation - Disclosure of interest in principal subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
FCA US LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stellantis Mexico, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Fiat Chrysler Automoveis Brasil LTDA.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Automobiles Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Peugeot Citroën Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
FCA Italy S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Automobiles Peugeot
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Automobiles Citroën
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Opel Automobile GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Groupe PSA Italia S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PSA Retail France SAS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PSA Automobiles S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Germany AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PSAG Automóviles Comercial España, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Vauxhall Motors Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA France S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Peugeot Motor Company PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PSA Retail UK Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Peugeot Deutschland GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Automobiles Spain S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stellantis Automotiv Pazarlama Anonim Sirketi
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stellantis Middle East FZE
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Japan Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Chrysler Group (China) Sales Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat India Automobiles Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Maserati S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Maserati (China) Cars Trading Co., Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Maserati North America, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Banque PSA Finance
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Automotive Finance Co. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stellantis Financial Services US Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Banco Fidis S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fidis S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA North America Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GIE PSA Trésorerie
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Fiat Chrysler Finance North America, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Finance Europe Société en nom collectif
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Finance S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stellantis International SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%